Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans			$ 2	$ (4)
Purchased for cancellation	$ (1,338)		$ (4,444)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	100	311	612	1,131
Purchased for cancellation, shares	(10,445)		(33,016)
Increase (decrease) in number of ordinary shares issued, shares	(10,345)	311	(32,404)	1,131
Issued in connection with share-based compensation plans	$ 8	$ 24	$ 50	$ 85
Purchased for cancellation	(129)		(411)
Increase (decrease) in equity	$ (121)	$ 24	$ (361)	$ 85